Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Shares	Additional paid-in capital	Series A convertible preferred shares	Share option reserve	Exchange fluctuation reserve	Accumulated losses	Total
Balance at Dec. 31, 2020	$ 3	$ 6,416	$ 10,980	$ 4,220	$ (908)	$ (152,753)	$ (132,042)
Loss for the year						(56,678)	(56,678)
Other comprehensive income for the year:
Exchange differences on translation of the financial statements of subsidiaries					(94)		(94)
Issuance of shares for the trust arrangement under the Share Incentive Plan	1	(1)
Share-based compensation				3,386			3,386
Balance at Dec. 31, 2021	4	6,415	10,980	7,606	(1,002)	(209,431)	(185,428)
Loss for the year						(58,790)	(58,790)
Other comprehensive income for the year:
Exchange differences on translation of the financial statements of subsidiaries					(3,157)		(3,157)
Share-based compensation				6,082			6,082
Balance at Dec. 31, 2022	4	6,415	10,980	13,688	(4,159)	(268,221)	(241,293)
Loss for the year						(104,871)	(104,871)
Other comprehensive income for the year:
Exchange differences on translation of the financial statements of subsidiaries					(82)		(82)
Issuance of ordinary shares	1	91,779					91,780
Conversion of Financial liabilities at FVTPL	5	329,534					329,539
Conversion of Series A convertible preferred shares	1	10,979	(10,980)
Share-based compensation				4,330			4,330
Balance at Dec. 31, 2023	$ 11	$ 438,707		$ 18,018	$ (4,241)	$ (373,092)	$ 79,403